Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table summarizes compensation paid to the Company’s principal
executive officer (“PEO”) as set forth in the Summary Compensation Table, compensation actually paid to the PEO, average compensation paid to the Company’s
Non-PEO
named executive officers (“NEOs”) as set forth in the Summary Compensation Table, and average compensation actually paid to the Company’s
Non-PEO
NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

					Value of Initial Fixed $100 Investment Based on (3):		000’s

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($) (4)	Operating Income ($) (4)
2022	1,712,818	1,231,468	781,145	450,930	72.41	120.71	11,195	40,183
2021	1,078,110	920,864	835,208	823,730	123.11	141.86	29,851	39,356
2020	1,170,814	655,926	612,641	437,188	88.13	115.38	25,188	35,753

(1)
For 2020 and 2021, the PEO was Jeffrey S. Gorman.    Scott A. King was promoted to Chief Executive Officer on January 1, 2022 and was the PEO for 2022. For 2020 and 2021,
Non-PEO
NEOs include Scott A. King, James C. Kerr and Brigette A. Burnell. For 2022,
Non-PEO
NEOs include Jeffrey S. Gorman, James C. Kerr and Brigette A. Burnell.

(2)	The “Reconciliation of Actual Compensation Paid” table below details the additions to and deductions from the Summary Compensation Table totals to calculate the Compensation Actually Paid amounts.
(3)
Represents cumulative shareholder total returns (assuming reinvestment of dividends) on $100 invested on December 31, 2019 through December 31, 2022 in the Company’s common shares and the Peer Group, S&P Industrial Machinery index.

(4)
2022 results include the acquisition of Fill-Rite, a division of Tuthill, which was acquired on May 31, 2022. As further described in the Company’s Form
10-K,
Fill-Rite’s results are included in the Company’s 2022 results beginning June 1, 2022. Certain one-time
acquisition costs, as well as amortization of the set up in value of acquired inventories and backlog, are also included in the 2022 results.

Reconciliation of Actual Compensation Paid
The following table reconciles the PEO Summary Compensation Table total and the
Non-PEO
NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)
PEO
2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468
2021	1,078,110	82,833	72,757	766	(188,535)	(157,246)	920,864
2020	1,170,814	(4,878)	(32,264)	(14,313)	(199,313)	(257,121)	655,926
NEO Average
2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930
2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730
2020	612,641	(3,274)	(25,346)	(6,368)	(116,275)	(24,191)	437,188

	12/31/22	12/31/21	12/31/20
Closing Share Price	$25.62	$44.55	$32.45

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote [Text Block]	For 2020 and 2021, Non-PEO NEOs include Scott A. King, James C. Kerr and Brigette A. Burnell. For 2022, Non-PEO NEOs include Jeffrey S. Gorman, James C. Kerr and Brigette A. Burnell.
Peer Group Issuers, Footnote [Text Block]	Represents cumulative shareholder total returns (assuming reinvestment of dividends) on $100 invested on December 31, 2019 through December 31, 2022 in the Company’s common shares and the Peer Group, S&P Industrial Machinery index.
PEO Total Compensation Amount	$ 1,712,818	$ 1,078,110	$ 1,170,814
PEO Actually Paid Compensation Amount	$ 1,231,468	920,864	655,926
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Actual Compensation Paid
The following table reconciles the PEO Summary Compensation Table total and the
Non-PEO
NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)
PEO
2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468
2021	1,078,110	82,833	72,757	766	(188,535)	(157,246)	920,864
2020	1,170,814	(4,878)	(32,264)	(14,313)	(199,313)	(257,121)	655,926
NEO Average
2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930
2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730
2020	612,641	(3,274)	(25,346)	(6,368)	(116,275)	(24,191)	437,188

Non-PEO NEO Average Total Compensation Amount	$ 781,145	835,208	612,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ 450,930	823,730	437,188
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Actual Compensation Paid
The following table reconciles the PEO Summary Compensation Table total and the
Non-PEO
NEOs average Summary Compensation Table total to PEO Compensation Actually Paid and NEOs average Compensation Actually Paid for the periods indicated:

		Increase (Decrease) in Value of

	Total Compensation Paid from Summary Compensation Table ($)	Current Year Grants ($)	Prior Year Grants ($)	Grants Vesting in Current Year ($)	Grants from Prior Years Forfeited in Current Year ($)	Change in Pension Value, net of Service Cost ($)	Compensation Actually Paid ($)
PEO
2022	1,712,818	(242,563)	(126,506)	-	(148,648)	36,367	1,231,468
2021	1,078,110	82,833	72,757	766	(188,535)	(157,246)	920,864
2020	1,170,814	(4,878)	(32,264)	(14,313)	(199,313)	(257,121)	655,926
NEO Average
2022	781,145	(59,617)	(121,939)	-	(148,659)	-	450,930
2021	835,208	63,501	48,497	447	(125,679)	1,757	823,730
2020	612,641	(3,274)	(25,346)	(6,368)	(116,275)	(24,191)	437,188

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The three items listed below are, in the Company’s assessment, the most important financial performance measures used by the Company to link Compensation Actually Paid for 2022 to Company performance:

1.	Operating income

2.	Adjusted operating income

3.	Adjusted shareholders’ equity

Total Shareholder Return Amount	$ 72.41	123.11	88.13
Peer Group Total Shareholder Return Amount	120.71	141.86	115.38
Net Income (Loss)	$ 11,195,000	$ 29,851,000	$ 25,188,000
Company Selected Measure Amount	40,183	39,356	35,753
PEO Name	Scott A. King	Jeffrey S. Gorman	Jeffrey S. Gorman
Closing Share Price	$ 25.62	$ 44.55	$ 32.45
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted shareholders’ equity
PEO [Member] | Current Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (242,563)	82,833	(4,878)
PEO [Member] | Prior Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,506)	72,757	(32,264)
PEO [Member] | Grants Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	766	(14,313)
PEO [Member] | Grants from Prior Years Forfeited in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(148,648)	(188,535)	(199,313)
PEO [Member] | Change in Pension Value, net of Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,367	(157,246)	(257,121)
Non-PEO NEO [Member] | Current Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,617)	63,501	(3,274)
Non-PEO NEO [Member] | Prior Year Grants [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,939)	48,497	(25,346)
Non-PEO NEO [Member] | Grants Vesting in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	447	(6,368)
Non-PEO NEO [Member] | Grants from Prior Years Forfeited in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(148,659)	(125,679)	(116,275)
Non-PEO NEO [Member] | Change in Pension Value, net of Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 1,757	$ (24,191)